UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

The Cascades Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
June 30, 2016
(unaudited)

Amount	General Obligation Bonds (43.8%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (5.9%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,802,880

	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	A2/NR/NR	1,583,210
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,227,650

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,306,476

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	712,410

	Eugene, Oregon
2,110,000	5.000%, 06/01/18	Aa1/NR/NR	2,283,273
1,430,000	4.000%, 12/01/18	Aa1/NR/NR	1,542,598

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa3/NR/NR	1,915,738

	Hillsboro, Oregon
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	353,994

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A2/NR/NR	1,276,286
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,469,286

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,613,234

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,763,806
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,301,486

	Portland, Oregon Limited Tax Improvement
500,000	4.000%, 06/01/22 2011 Series A	Aa1/NR/NR	504,060
215,000	4.000%, 06/01/24 2014 Series A	Aa1/NR/NR	218,068

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	881,169

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA/NR	1,633,881
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,953,508

	Springfield, Oregon
1,765,000	4.000%, 06/01/24	Aa3/NR/NR	2,123,260
1,830,000	4.000%, 06/01/25	Aa3/NR/NR	2,232,069
1,640,000	4.000%, 06/01/26	Aa3/NR/NR	2,021,054

	Washington County, Oregon
3,800,000	5.000%, 06/01/26	Aa1/NR/NR	5,011,440

	Total City & County		39,730,836

	Community College (4.6%)

	Blue Mountain Community College District, Umatilla County
970,000	4.000%, 06/15/27	NR/AA+/NR	1,137,645

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,123,652
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,518,763
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,493,094

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,556,640

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,769,499

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,152,040

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,224,542
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	2,089,395

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,937,088

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,133,169

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,845,171

	Total Community College		30,980,698

	Higher Education (1.4%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,283,450
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,292,718

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,347,875
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,374,141

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,682,241

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	819,746

	Total Higher Education		9,800,171

	Hospital (0.8%)

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,557,379
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,347,652
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,267,260
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,513,332

	Total Hospital		5,685,623

	Housing (0.1%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	570,867
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	415,924

	Total Housing		986,791

	School District (20.0%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	3,121,276
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,905,810

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,124,040
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,089,378
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	2,014,884
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,233,180
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,173,611

	Clackamas County, Oregon School District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	A1/AA/NR	1,215,830

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,194,578
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,356,886

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,501,210
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	7,010,080
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,415,838

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,947,484

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,956,854
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,235,042

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,279
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	924,632

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,735,412

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,554,150

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,278,459
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,283,314
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	3,098,597
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,757,866

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,287,020
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,211,362

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,677,721

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,733,700
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,880,506

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,574,168

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,932,933

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,833,914

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	7,365,256
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,929,090
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,340,033

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,328,974

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,826,895

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,828,313

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	2,966,412

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,762,884

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,258,490

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA/NR	1,464,988
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	2,098,274

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	3,147,815
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,629,354
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	6,091,065
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,798,720
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,737,580
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,287,763
1,015,000	4.000%, 06/01/29 Series 2016	Aa3/NR/NR	1,210,611

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,772,188

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,618,867

	Total School Districts		134,803,586

	Special District (3.4%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,625,381

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,538,640

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	4,343,040
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	6,033,920
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,597,649

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,389,746
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,311,278

	Total Special District		22,839,654

	State of Oregon (6.9%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	958,238
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,563,190
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,332,124
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,676,579
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,409,176

	State of Oregon Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,392,498
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	559,640

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,499,648

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	656,785
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,298,690
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,292,800

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,810,055
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,303,570
3,000,000	5.000%, 05/01/31	Aa1/AA+/AA+	3,898,080
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,598,720
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,571,712
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,643,950
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,303,570
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,960,445

	State of Oregon Department of Administrative Services COP, Unrefunded balance
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	2,050,787
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,348,569

	State of Oregon Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,095,049

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,293,780

	Total State of Oregon		46,517,655

	Water & Sewer (0.7%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,194,238

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,845,061

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,429,779

	Total Water & Sewer		4,469,078

	Total General Obligation Bonds		295,814,092

	Revenue Bonds (34.6%)

	City & County (2.7%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa2/NR/NR	2,624,541

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	646,665

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,334,602
4,265,000	5.000%, 06/01/27	Aa1/NR/NR	5,016,578

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,079,630

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,924,240
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,185,880

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,082,940

	Total City & County		17,895,076

	Electric (1.4%)

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa3/AA-/A+	6,084,617

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa3/AA-/A+	2,347,940

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,900,066

	Total Electric		10,332,623

	Higher Education (2.9%)

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,465,000	5.500%, 03/01/37	NR/NR/NR*	5,550,637

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,187,030
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,507,000

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,388,813
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,189,270
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,387,591

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,717,425

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,099,680
2,500,000	5.000%, 10/01/32	NR/A/NR	2,618,075

	Total Higher Education		19,645,521

	Hospital (7.4%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,449,258

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	10,542,780

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	10,112,141
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,436,420
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,620,725
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,270,340

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A1/AA-/NR	2,049,300
3,000,000	4.500%, 03/15/18	A1/AA-/NR	3,188,730
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,125,100
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,126,370

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,669,800
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,207,200
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,695,104
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,976,672
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,182,880

	Salem, Oregon Hospital Facility Authority (Salem Hospital)

2,000,000	5.750%, 08/15/23	NR/A+/A+	2,209,660
1,075,000	5.000%, 08/15/27 Series A	NR/A+/A+	1,080,655

	Total Hospital		49,943,135

	Housing (0.7%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,418,848

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,638,296

	State of Oregon Housing and Community Services
1,150,000	1.800%, 01/01/23	Aa2/NR/NR	1,156,682
215,000	5.350%, 07/01/30	Aa2/NR/NR	221,276

	Total Housing		4,435,102

	Lottery (4.9%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,213,524
2,000,000	5.000%, 04/01/26 Series A	Aa2/AAA/NR	2,595,800
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	2,087,927
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,824,300
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,274,830
2,000,000	5.000%, 04/01/24 Series C	Aa2/AAA/NR	2,556,440
3,000,000	5.000%, 04/01/26 Series C	Aa2/AAA/NR	3,893,700
8,500,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	11,032,150
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	5,130,880
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,277,090

	Total Lottery		32,886,641

	Transportation (6.3%)

	Oregon State Department Transportation Highway Usertax, Senior Lien
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,491,145
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	3,016,021
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,339,062
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,262,030
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	10,198,960

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	3,253,109
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,267,250
1,545,000	5.000%, 07/01/29	NR/AA-/NR	1,949,126

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,986,463
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	4,098,744
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,523,470

	Tri-County Metropolitan Transportation District, Oregon Senior Lien Payroll Tax
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,318,290
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	2,161,121
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,581,765

	Total Transportation		42,446,556

	Water and Sewer (8.3%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA+/NR	1,053,864

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	150,108
450,000	5.000%, 08/01/29	Aa2/AA/AA+	584,960

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,156,030

	Klamath Falls, Oregon Water
455,000	5.500%, 07/01/16 AGMC Insured	A2/AA/NR	455,000

	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	793,824

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	4,061,111
3,500,000	5.000%, 06/01/28 Series A	Aa2/AA/NR	4,450,460

	Portland, Oregon Sewer System (Second Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,431,560
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,545,720
2,000,000	5.000%, 06/01/26 Series B	Aa3/AA-/NR	2,569,780
2,000,000	5.000%, 06/01/27 Series B	Aa3/AA-/NR	2,539,320

	Portland Oregon Sewer System Refunding (Second Lien)
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,376,550

	Portland, Oregon Water System Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,410,392

	Portland, Oregon Water System Revenue Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,488,880

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,418,778

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,112,800

	Tigard, Oregon Water System Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,311,619
2,565,000	5.000%, 08/01/24	A1/AA-/NR	3,150,743

	Washington County, Oregon Clean Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa2/AA+/NR	4,521,840

	Washington County, Oregon Clean Water Services Sewer Revenue (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa2/AA+/NR	1,155,854
1,500,000	4.000%, 10/01/23 Series B	Aa2/AA+/NR	1,710,060
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA+/NR	3,210,525
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA+/NR	3,073,110

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,269,883

	Total Water and Sewer		56,002,771

	Total Revenue Bonds		233,587,425

	Pre-Refunded Bonds (18.6%)††

	Pre-Refunded General Obligation Bonds (11.9%)

	Community College (0.6%)
	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,104,354
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,338,481
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,669,037

	Total Community College		4,111,872

	Higher Education (0.4%)
	State of Oregon Board of Higher Education
1,000,000	5.000%, 08/01/34	Aa1/AA+/NR	1,089,050
1,000,000	5.000%, 08/01/38	Aa1/AA+/NR	1,089,050
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/NR	552,220

	Total Higher Education		2,730,320

	School District (7.6%)

	Clackamas County, Oregon School District #12 (North Clackamas)
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	9,629,805
8,000,000	5.000%, 06/15/27 AGMC Insured Series B	Aa1/AA+/NR	8,328,480

	Clackamas County, Oregon School District #46 (Oregon Trail)
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,072,740

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,247,340
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,202,631
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,218,420
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,208,129
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,371,190
500,000	5.000%, 06/15/34	Aa1/AA+/NR	561,865

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,515,300

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,076,570
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,083,790
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,119,260

	Lane County, Oregon School District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,950,401

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured	A2/AA+/NR	1,583,141

	Washington County, Oregon School District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA/NR	1,436,301
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA/NR	1,125,690

	Yamhill County, Oregon School District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured	Aa1/NR/NR	1,255,056
1,375,000	5.000%, 06/15/22 AGMC Insured	Aa1/NR/NR	1,432,118

	Total School District		51,418,227

	Special District (0.4%)

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,144,319

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,100,610

	Total Special District		2,244,929

	State of Oregon (2.9%)

	State of Oregon Department of Administrative Services
2,660,000	5.000%, 11/01/23 NPFG/ FGIC Insured	Aa2/AA/NR	2,698,490
2,945,000	5.000%, 11/01/24 NPFG/ FGIC Insured	Aa2/AA/NR	2,987,614
1,475,000	5.000%, 11/01/26 NPFG/ FGIC Insured	Aa2/AA/NR	1,496,343
3,880,000	5.000%, 11/01/27 NPFG/ FGIC Insured	Aa2/AA/NR	3,936,144
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,604,600

	State of Oregon Department of Administrative Services COP
1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR	1,653,738
960,000	5.000%, 11/01/28 Series C	NR/NR/NR	1,091,126

	Total State of Oregon		19,468,055

	Total Pre-Refunded General Obligation Bonds		79,973,403

	Pre-Refunded Revenue Bonds(6.7%)

	Higher Education (1.3%)

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/A-/NR	3,225,990

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A/NR	5,645,850

	Total Higher Education		8,871,840

	Hospital (1.4%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	4,123,840

	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/AA-	5,163,165

	Total Hospital		9,287,005

	Lottery (2.0%)

	Oregon State Department of Administration Services (Lottery Revenue)
3,000,000	5.000%, 04/01/27 AGMC Insured	Aa2/AAA/A+	3,096,780
6,285,000	5.250%, 04/01/26	NR/NR/NR*	7,501,399
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,789,350

	Total Lottery		13,387,529

	Transportation (1.6%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	798,203

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/NR	2,087,028
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/NR	2,216,940
3,540,000	4.625%, 11/15/26 Series A	Aa1/AAA/NR	3,590,126
2,155,000	5.000%, 11/15/28 Series A	Aa1/AAA/NR	2,188,403

	Total Transportation		10,880,700

	Water and Sewer (0.4%)

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,762,450

	Total Pre-Refunded Revenue Bonds		45,189,524

	Total Pre-Refunded Bonds		125,162,927

	Total Investments (cost $608,634,478-note b)	97.0%	654,564,444
	Other assets less liabilities	3.0	20,517,366
	Net Assets	100.0%	$675,081,810

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	11.6%
Pre-refunded bonds††	19.1
Aa of Moody's or AA of S&P or Fitch	58.0
A of Moody's or S&P or Fitch	7.5
Baa of Moody's or BBB of S&P	2.6
Not Rated*	1.2
100.0%

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
June 30, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $608,399,663 amounted to $46,164,781, which consisted of aggregate gross unrealized appreciation of $46,239,687 and aggregate gross unrealized depreciation of $74,906.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2016:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	654,564,444
Level 3 – Significant Unobservable Inputs	-
Total	$654,564,444
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 26, 2016

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 26, 2016